EQUITY	12 Months Ended
Dec. 31, 2020
Equity [abstract]
EQUITY [Text Block]

21. EQUITY

(a) Share capital

Common shares (thousands)
Common shares outstanding at January 1, 2019	228,431
Issued to acquire Yellowhead (Note 14)	17,300
Exercise of share options	463
Common shares outstanding at December 31, 2019	246,194
Common shares issued	34,322
Exercise of share options	1,599
Common shares outstanding at December 31, 2020	282,115

The Company's authorized share capital consists of an unlimited number of common shares with no par value.

On November 11, 2020, the Company announced a common share offering for a total of 34,322,138 common shares of the Company at the price of US$0.83 per offered share for net proceeds of $34,299.

(b) Contributed surplus

Contributed surplus represents employee entitlements to equity settled share-based awards that have been charged to the statement of comprehensive income and loss in the periods during which the entitlements were accrued and have not yet been exercised.

(c) Accumulated other comprehensive income ("AOCI")

AOCI is comprised of the cumulative net change in the fair value of FVOCI financial assets and cumulative translation adjustments arising from the translation of foreign subsidiaries.